Significant Accounting Policies (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Significant Accounting Policies (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis [Line Items]
U.S. Treasury Securities held in Trust Account	$ 40,989,461	[1]	$ 40,441,469	[1],[2]	$ 48,249,518	[2]
Warrant liabilities	520,000		490,000		390,000
Quoted Prices In Active Markets (Level 1) [Member]
Significant Accounting Policies (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis [Line Items]
U.S. Treasury Securities held in Trust Account	40,989,461	[1]	40,441,469	[1],[2]	48,249,518	[2]
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member]
Significant Accounting Policies (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis [Line Items]
U.S. Treasury Securities held in Trust Account		[1]		[1],[2]		[2]
Warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis [Line Items]
U.S. Treasury Securities held in Trust Account		[1]		[1],[2]		[2]
Warrant liabilities	$ 520,000		$ 490,000		$ 390,000

[1]	included in cash in the cash and investments held in Trust Account on the Company’s unaudited condensed consolidated balance sheets.
[2]	included in cash and investments held in trust account on the Company’s consolidated balance sheets.